Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

In today’s technologically advanced world, data has become increasingly valuable, making information security crucial for the success and sustainability of any organization. Moreover, with the rise in global cyber-attacks on industrial systems, particularly on critical infrastructure, it has become imperative to protect business, operations, reputation, and human lives from potential impact of digital threats. Over the years, we have developed a comprehensive set of controls, including policies, processes, technologies and workforce awareness, drawing on global frameworks and best practices, to mitigate information and cybersecurity risks, providing a resilient digital ecosystem and strengthening information security across the organization.

Laws and Regulations

We are subject to, and we comply with, several Brazilian regulations regarding information security. Notably, Decree No.9.637/2018 establishes the National Information Security Policy and Decree No.11.856/2023 establishes the National Cybersecurity Policy and the National Cybersecurity Committee, while Normative Instruction 1/2020 GSI/PR (Institutional Security Office) guides the structure for managing information security, including the establishment of the Information Security Committee (the “ISC”). Furthermore, on January 8, 2026, Normative Instruction No. 9/2026 was published, requiring that the information security function operates independently from the information technology (IT) function. Thereby, there is no relationship of subordination between these functions, reinforcing the principles of governance and segregation of duties. We also comply with other general rules such as Brazilian Law No.12.527/2011 (Access to Information Law), which governs public access to information.

With regard to privacy, we comply with Brazilian Law No. 13,709/2018 – General Personal Data Protection Law (LGPD) and are subject to penalties in cases of disclosure or misuse of personal data. We consider personal data protection legislation an opportunity to improve maturity by continuously enhancing our privacy processes. To achieve excellence, the process is conducted through a governance model and the adoption of technical and administrative measures to comply legal requirements, mitigate the risks data breaches, and guarantee the rights of our employees and stakeholders as data subjects.

Our commitment is reflected in our code of ethical conduct, which includes a specific section on privacy and personal data protection. There are also internal standards and dedicated channels for both incident reporting and clarification of questions.

We have also enhanced the process of assessing the maturity of partners in personal data protection, with the aim of verifying whether suppliers who process personal data on our behalf are acting in accordance with the best market practices, contractual clauses, and regulations related to the LGPD. Additionally, we are committed to ensure that all relevant suppliers are properly trained in privacy and/or integrity by 2030.

In 2025, we obtained certifications in the international standards ISO 27001 (Information Security Management System) and ISO 27701 (Privacy Management System). The process was supported by several areas of our company and aims to consolidate our commitment to information security and personal data protection, as well as to strengthen our image before society.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Management Processes Integrated [Text Block]	Our defense in-depth approach integrates policies, processes, training, and cybersecurity technology to mitigate information security risks and protect Petrobras digital ecosystem, including both industrial and corporate environments.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Our business strategy, operations, and financial condition have not been materially affected by cybersecurity threats or previous incidents, but we cannot provide assurance that we will not be materially affected in the future by such risks and any future material incidents.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Management Structure

Information Security (IS) is structured as a dedicated executive function, independent from Information Technology (IT) function, and responsible for overseeing information security initiatives, establishing strategies and guidelines aligned with business objectives, recommending investments to mitigate cyber risks and providing adequate digital protection for critical assets. Both the IS and IT report to the Chief Corporate Affairs Officer.

Petrobras Parent Company IS area has a fully implemented Information Security Management System (ISMS), certified in accordance with ISO/IEC 27001:2022 standard, covering all processes within its scope, demonstrating a continuous commitment to advancing maturity and effectiveness of information security controls and protecting the information of Petrobras and that of its third parties.

The Chief Information Security Officer, Samara Braz, leads the information security efforts and has multiple qualifications in IT and Information Security, including the following:

▪	Certified in the Governance of Enterprise IT (CGEIT) from Information Systems Audit and Control Association (“ISACA”);
▪	Certified in Risk and Information Systems Control (CRISC) from ISACA;
▪	Certified Data Privacy Solutions Engineer (CDPSE) from ISACA;
▪	Certified Information Security Manager (CISM) from ISACA;
▪	Certified Information Systems Auditor (CISA) from ISACA and
▪	Certified Chief Information Security Officer (CCISO) from International Council of E-Commerce Consultants (EC-Council).

IS coordinates an Information Security Committee (ISC), composed of members appointed by our executive board, which convenes quarterly to advise on relevant security matters, aligning them with the Information Security Policy and company’s business strategy and objectives.

IS also holds regular management meetings, as part of its governance structure, to address information security issues and review processes’ performance across key areas including project management, planning and budgeting, risk management, key performance indicators and compliance.

While IS operates in an integrated manner with the holding company and several of our subsidiaries and affiliates, certain information security initiatives, policies, and guidelines may not be uniformly applied across all companies within the group. The extent of IS coverage and implementation may vary depending on the operational characteristics, governance structures, and specific requirements of individual subsidiaries and affiliates. In addition, we have an information security governance program with a risk-based approach, resulting from the coupling of information technology processes and infrastructure between Petrobras Parent Company and its subsidiaries and affiliates. It is worth noting that there is a scope of information security policies called common corporate rules, which are guidelines for all our companies.

Role of the Board of Directors, Executive Board and Committees

As part of the corporate risk management model, our senior management periodically receives risk reports based on the company’s risk matrix, which contain relevant information on strategic risks as well as risks classified as very high and high severity. In addition, senior management monitors changes in risk exposure and the implementation of response plans designed to mitigate risks.

Strategic risks are monitored on a regular basis by the Executive Board and Board of Directors, given their relevance to meeting our strategic objectives. In this regard, cybersecurity risks have been classified as strategic due to their criticality, interconnectedness and impact on the business.

The Board of Directors approves the company’s risk profile and oversees the company’s risk management with advice from the Audit Committee.

The ISC evaluates and monitors the Information Security Management System, cybersecurity and information security risks, and the execution of risk treatment plans and guidelines.

The CISO manages information security initiatives, establishes strategies aligned with business objectives and regulation, and recommends investments to mitigate risks and protect critical assets.

Cybersecurity Strategy and Risk Management

Cybersecurity incidents in oil and gas environments can directly impact critical industrial operations, affecting industrial automation and control system environments and resulting in operational disruptions, physical damage, risks to human safety, and environmental and financial impacts. These attacks can compromise process control and safety systems, reduce emergency monitoring and response capabilities, and put operational continuity at risk.

Cyber risks are addressed and integrated into corporate and operational safety management, in line with regulatory requirements and international best practices.

Our defense in-depth approach integrates policies, processes, training, and cybersecurity technology to mitigate information security risks and protect Petrobras digital ecosystem, including both industrial and corporate environments.

Information Security Strategic Plan

An Information Security Strategic Plan (ISSP) is in place, reviewed annually and based on Petrobras strategic and business plans, risk management assessments, regulatory requirements and Information Technology roadmap.

The ISSP establishes and reinforces the strategic foundations that guide the management of the function, including the purpose and drivers of Information Security, key objectives and the main initiatives for risk mitigation.

Cyber Defense

Our cybersecurity measures are based on several frameworks, such as the National Institute of Standards and Technology (“NIST”) Cybersecurity Framework, to assess our security maturity, and ISO/IEC 27001:2022 standard.

Our incident response plan encompasses preparation, detection, response, and recovery from cybersecurity incidents, ensuring legal compliance and minimizing reputational damage.

A 24/7 Computer Security Incident Response Team (CSIRT) manages and coordinates responses to cybersecurity events. Significant incidents that could affect investors’ decisions will be promptly reported to the market as required by the SEC.

We are members of FIRST (Forum of Incident Response and Security Teams), a prominent global forum for cybersecurity teams across various sectors and countries, focusing on prevention and improving global information security.

We collaborate with global cybersecurity teams, sharing threat intelligence and best practices, and engage in workshops, conferences, and partnerships to enhance information security, privacy, and technological capabilities.

To reinforce our security measures, we:

▪	engage independent companies for periodic vulnerability identification and penetration testing.
▪	conduct regular information security reviews by third-party auditors or service providers.

We also have been enhancing our operational cybersecurity maturity by implementing a robust strategy to safeguard industrial automation and control systems. This strategy is based on a defense-in-depth approach for industrial environments, incorporating multiple layers of technical, procedural, and organizational protection. It includes network segmentation, access control, asset hardening, continuous monitoring, regular vulnerability assessments, penetration testing and validation of critical system integrity. Simulated industrial cybersecurity incident exercises and specific key performance indicators are used to test response capabilities and strengthen operational resilience, in alignment with global best practices for critical infrastructure protection. These efforts aim to leverage the resilience of critical operations by mitigating cyber risks in an increasingly connected industrial environment.

Risk Management and Digital Controls

We regularly assess and manage cybersecurity risks related to both corporate and industrial automation and control system environments.

These risks are part of our corporate risk matrix and monitored by senior management.

Our risk management process involves:

▪	identifying threats and vulnerabilities.
▪	assessing risk likelihood and impact using qualitative methodology.
▪	designing and implementing controls and risk mitigation measures.

We extend our cybersecurity risk management to third-party service providers by:

▪	establishing cybersecurity requirements for business transactions.
▪	contractually obligating vendors to maintain strict cybersecurity standards.

Our business strategy, operations, and financial condition have not been materially affected by cybersecurity threats or previous incidents, but we cannot provide assurance that we will not be materially affected in the future by such risks and any future material incidents.

We maintain a standardized process for establishing the risk of an incident, which considers the category in which it is classified, as defined internally by the company, the criticality of the affected service, and the stage of the attack. It should be noted that this process is supported by automated detection tools.

Based on the criteria above, in the past three fiscal years:

▪	no material information security breaches occurred;
▪	expenses from information security incidents were immaterial;

▪	no penalties or settlements were incurred.

Digital Continuity Program

To safeguard our digital resilience in the event of a cyberattack, we have established a comprehensive Digital Continuity Plan. This plan aims to ensure the uninterrupted functioning of critical processes and assets during a crisis or digital disaster, including contingency measures and formal recovery procedures. We also perform regular tests of the effectiveness of our plan including both industrial and corporate environments.

We follow a corporate crisis handling methodology, Incident Command System (ICS), in case of major incidents. This methodology is also applied in our cybersecurity and information security practices, ensuring a structured and coordinated response plan across the organization for critical incidents related to the matter in question. To further enhance our preparedness, we conduct cybersecurity tabletop exercises, onboardings, and Tone at the Top trainings to the Board of Directors members and Executive Officers. These training sessions cover corporate security information rules, policies, best practices, and expected user behavior.

Training & Awareness

Our Information Security Awareness Plan includes, but is not limited to, the following activities:

▪	promote and strengthen Information Security and Cybersecurity culture;
▪	security awareness education and training for both workforce and secondees;
▪	internal “phishing” testing to assess susceptibility to email scams;
▪	security training for new employees;
▪	annual information security awareness campaigns and periodic cybersecurity newsletters, which highlight emerging and urgent security threats.

Specialized training, such as DevSecOps (i.e., development, security and operations) and OT Cybersecurity (cybersecurity for operational technology), are also provided to specific audiences.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Information Security (IS) is structured as a dedicated executive function, independent from Information Technology (IT) function,
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	responsible for overseeing information security initiatives, establishing strategies and guidelines aligned with business objectives, recommending investments to mitigate cyber risks and providing adequate digital protection for critical assets. Both the IS and IT report to the Chief Corporate Affairs Officer.
Cybersecurity Risk Role of Management [Text Block]	Role of the Board of Directors, Executive Board and Committees
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Strategic risks are monitored on a regular basis by the Executive Board and Board of Directors, given their relevance to meeting our strategic objectives.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Board of Directors approves the company’s risk profile and oversees the company’s risk management with advice from the Audit Committee.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true